Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (16,898)	$ (10,782)	$ (785,310)	$ 34,223
Stock issued for services provided	40,000	0	0	0
Depreciation	1	0	0	0
Bad debt write off	0	7,500	0	0
Issuance of common shares to officer for services	0	0	750,000	0
Changes in operating assets and liabilities
Increase in prepaid expenses	(48)	0	0	0
Accounts payable and accrued expenses	4,680	0	0	3,750
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	27,735	(18,282)	(35,310)	37,973
CASH FLOWS FROM INVESTING ACTIVITIES:
Computer purchase	(1,016)	0	0	0
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(1,016)	0	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	26,719	(18,282)	(35,310)	37,973
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	2,663	37,973	37,973	0
CASH AND CASH EQUIVALENTS, END OF THE YEAR	$ 29,381	$ 19,691	$ 2,663	$ 37,973